Commitments (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Commitments for Purchases of Property, Plant and Equipment and Intangible Assets

Commitments for purchases of property, plant and equipment and intangible assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Property, plant and equipment	8,677	4,702
Intangible assets	364	252

Total	9,041	4,954